Hedging derivatives - Cash flow hedges (Details) € in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Oct. 31, 2018 MXN ($)	Nov. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)
Hedging derivatives
Valuation adjustments, cash flow hedge	$ 29	$ (882)	$ (1,585)
Other comprehensive income under Valuation adjustments - Cash flow hedges								$ 17					$ 25
Cash flow hedges
Hedging derivatives
Valuation adjustments, cash flow hedge	$ 29	$ (882)	$ (1,585)
Other comprehensive income under Valuation adjustments - Cash flow hedges								17					25
Cash flow hedges | Loans and receivables
Hedging derivatives
Discontinued hedge															$ 37
Cash flow hedges | Tier II Subordinated Capital Notes
Hedging derivatives
Discontinued hedge														$ 1,045
Cash flow hedges | UMS
Hedging derivatives
Discontinued hedge																$ 10
Cash flow hedges | Interest rate risk | Unsecured notes | Mexican peso
Hedging derivatives
Nominal Value								11,311					4,000
Cash flow hedges | Currency risk | Unsecured notes | US dollar
Hedging derivatives
Nominal Value							$ 150	2,830				$ 150	2,948
Cash flow hedges | Currency risk | Loans and receivables | US dollar
Hedging derivatives
Nominal Value							166	2,358				193	2,707
Cash flow hedges | Currency risk | Loans and receivables | Euro
Hedging derivatives
Nominal Value						€ 104		1,854			€ 113		1,994
Cash flow hedges | Currency risk | Loans and receivables | Pound sterling
Hedging derivatives
Nominal Value				£ 34				777	£ 34				777
Cash flow hedges | Currency risk | Senior Unsecured Notes | US dollar
Hedging derivatives
Nominal Value							543	10,234				543	10,661
Cash flow hedges | Currency risk | UMS | US dollar
Hedging derivatives
Nominal Value							50	911				50	911
Cash flow hedges | Currency risk | UMS | Euro
Hedging derivatives
Nominal Value						€ 136		2,657			€ 136		2,657
Cash flow hedges | Currency risk | UMS | Pound sterling
Hedging derivatives
Nominal Value				£ 10				260	£ 10				260
Cash flow hedges | Currency risk | Borrowing from banks | US dollar
Hedging derivatives
Nominal Value												50	983
Cash flow hedges | Currency risk | Brazilian Government Notes | US dollar
Hedging derivatives
Nominal Value							$ 1,726	37,743				$ 1,814	38,015
Cash flow hedges | Currency risk | Brazilian Government Notes | Brazilian real
Hedging derivatives
Nominal Value					R$ 6,919			$ 32,372		R$ 6,493			$ 35,645